Shareholders’ Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 01, 2023	Dec. 31, 2022	Jun. 30, 2023
Unvested restricted shares and units
Class of Stock
Vested not issued (in shares)			221,191
Shares issued (in shares)	60,099
Ordinary shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction (in shares)		81,927,012
Per share price of issuance (usd per share)		$ 2.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 152.4
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction (in shares)		6,927,012